Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000138493 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.80%	[1]
C000138493 [Member] | Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%	[1]
C000138493 [Member] | Base Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[1]
C000138493 [Member] | Agricultural Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%	[1]
C000138493 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000138493 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000138493 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000138493 [Member] | Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.80%)
C000234823 [Member] | Nickel [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%	[2]
C000234823 [Member] | Aluminum [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%	[2]
C000234823 [Member] | Copper [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%	[2]
C000234823 [Member] | Cobalt [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%	[2]
C000234823 [Member] | Iron Ore [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[2]
C000234823 [Member] | Lithium [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[2]
C000234823 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000234823 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000234823 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.80%
C000237566 [Member] | Cocoa [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%	[3]
C000237566 [Member] | Coffee [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%	[3]
C000237566 [Member] | Live Cattle [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[3]
C000237566 [Member] | Sugar [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[3]
C000237566 [Member] | Lean Hogs [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[3]
C000237566 [Member] | Soybeans [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[3]
C000237566 [Member] | Corn [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[3]
C000237566 [Member] | Wheat [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[3]
C000237566 [Member] | KC Wheat [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[3]
C000237566 [Member] | Feeder Cattle [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[3]
C000237566 [Member] | Cotton [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[3]
C000237566 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000237566 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000237566 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.60%

[1]	Based on notional value of futures contracts.
[2]	Based on notional value of futures contracts.
[3]	Based on notional value of futures contracts.